Convertible Debt (Details 1) - Successor [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)
Convertible debt at beginning
Additions	6,825
Settlement	(2,100)	[1]
Fair value measurement adjustments	(213)	[1]
Convertible debt at ending	$ 4,512

[1]	During the year ended December 31, 2024, the Company has issued 1,683,104 shares of the Company’s Class A Common Stock pursuant to multiple purchase notices related to Pre-Paid Purchase #1. The shares issued have a total exchange amount of $2,100 thousand with exchange prices ranging from $1.18 to $1.41.